Staff costs - Fair value (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Share-based payment arrangement
Weighted average fair value at measurement date, share options granted (EUR per share	€ 0.702	£ 0.49	£ 0.53	£ 1.02
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Fair value of plan, initial achievement	70.00%	70.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Share-based payment arrangement
Reasonable initial achievement ratio	60.00%
Deferred variable compensation plan linked to multiannual objectives | Maximum
Share-based payment arrangement
Reasonable initial achievement ratio	80.00%
Performance Share Plan Second Cycle 2015
Share-based payment arrangement
Fair value of plan, initial achievement	70.00%	70.00%